FINANCIAL RISK MANAGEMENT - Liquidity Risk (Details) - Liquidity risk - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Maturity within one year
Committed maturities for liability payments
Bank debt	$ 56,401,282	$ 1,500,909
Bonds payable	30,490,640	50,498,809
Lease obligations	9,631,011	9,322,855
Contractual obligations (1)	169,773,223	37,520,505
Total	266,296,156	98,843,078
More than 1 year up to 2 years
Committed maturities for liability payments
Bonds payable	11,942,889	50,300,105
Lease obligations	5,649,998	4,988,159
Contractual obligations (1)	28,578,074	112,608,432
Total	46,170,961	167,896,696
More than 2 years up to 3 years
Committed maturities for liability payments
Bank debt		13,485,024
Bonds payable	5,238,640	43,475,786
Lease obligations	5,434,476	4,759,010
Contractual obligations (1)	22,063,770	18,110,929
Total	32,736,886	79,830,749
More than 3 years up to 4 years
Committed maturities for liability payments
Bonds payable	5,238,640	36,651,452
Lease obligations	5,510,861	2,689,598
Contractual obligations (1)	17,429,919	18,094,401
Total	28,179,420	57,435,451
More than 5 years
Committed maturities for liability payments
Bonds payable	1,031,430,903	1,348,382,985
Lease obligations	4,295,783	6,891,131
Contractual obligations (1)	7,837,043	3,491,360
Total	$ 1,043,563,729	$ 1,358,765,476